Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 244,120	$ 104,143	$ 55,289
Cost of services	(113,677)	(44,065)	(19,413)
Gross profit	130,443	60,078	35,876
Technology and development expenses	(3,386)	(2,005)	(1,347)
Sales and marketing expenses	(5,916)	(2,852)	(2,057)
General and administrative expenses	(40,637)	(22,188)	(14,101)
Impairment (loss)/gain on financial assets	33	(808)	807
Other operating loss	3,367	(2,896)
Operating profit	83,838	30,945	17,564
Finance income	2,540	502	279
Finance costs	(544)	(67)	(30)
Inflation adjustment	(334)	38	10
Other results	1,662	473	259
Profit before income tax	85,500	31,418	17,823
Income tax expense	(7,647)	(3,231)	(2,221)
Profit for the period	77,853	28,187	15,602
Profit attributable to:
Owners of the Group	77,876	28,184	15,602
Non-controlling interest	$ (23)	$ 3
Earnings per share (in USD)
Basic Earnings per share	$ 0.27	$ 0.10	$ 0.06
Diluted Earnings per share	$ 0.25	$ 0.10	$ 0.05
Items that may be reclassified to profit or loss:
Exchange difference on translation on foreign operations	$ 102	$ 37	$ 27
Other comprehensive income / (expense) for the period, net of tax	102	37	27
Total comprehensive income for the year	77,955	28,224	15,629
Total comprehensive income for the year is attributable to:
Owners of the Group	77,969	28,231	15,629
Non-controlling interest	(14)	(7)
Total comprehensive income for the year	$ 77,955	$ 28,224	$ 15,629